Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 25, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica International Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Total Return
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Bond (formerly Transamerica Flexible Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Global Real Estate Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Global Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Long/Short Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica US Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica International Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Emerging Markets Debt
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Dynamic Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Small Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Intermediate Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Dividend Focused
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica International Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica MLP & Energy Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica High Yield Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Small Cap Core
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Multi-Asset Income (formerly Transamerica Strategic High Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Mid Cap Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack Retirement Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation Intermediate Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Stock Index
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation Long Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Asset Allocation Short Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica High Quality Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Inflation-Protected Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Large Core
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Large Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica International Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Emerging Markets Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

* * *

Investors Should Retain this Supplement for Future Reference

March 25, 2020